Income Taxes - schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 163	$ 235	$ 266
Accelerated depreciation on property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(33)	(12)
Losses, credits and investment allowances available for offsetting against future taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	180	231
Accrued expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	9	11
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 7	$ 5